Label		Element	Value
AllianzGI International Managed Volatility Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AllianzGI International Managed Volatility Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 105%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	105.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that attempts to manage overall portfolio volatility. The Fund normally invests primarily in non-U.S. equity securities, and will not allocate more than 50% of its net assets in companies within a single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE Index and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its non-U.S. investments in developed countries but may also invest in emerging markets securities. The Fund may invest in issuers of any market capitalization, including smaller capitalization companies. The Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. Under the Sub-Adviser’s managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or “beta”), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class A, Class C, Class R, Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information. Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

More Recent Return Information
1/1/15–6/30/15	4.87%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	22.26%
Lowest 07/01/2008–09/30/2008	-24.10%

Year to Date Return, Label		rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.87%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	22.26%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.10%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads).
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/14)
AllianzGI International Managed Volatility Fund | MSCI EAFE Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.90%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	5.33%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.43%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.49%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | MSCI EAFE Minimum Volatility Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year	[1]	rr_AverageAnnualReturnYear01	4.65%
Average Annual Returns, 5 Years	[1]	rr_AverageAnnualReturnYear05	8.11%
Average Annual Returns, 10 Years	[1]	rr_AverageAnnualReturnYear10	6.84%
Average Annual Returns, Since Inception	[1]	rr_AverageAnnualReturnSinceInception
Average Annual Returns, Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | Lipper International Multi-Cap Core Funds Average
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.68%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	5.38%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	4.32%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.42%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[2]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	662
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,153
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,881
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	662
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	898
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,153
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,881
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(4.12%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.17%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.33%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.45%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[2]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.91%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 294
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	600
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,032
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,233
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	194
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	600
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,032
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,233
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(0.23%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.15%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.10%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	446
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	771
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,691
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	446
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	771
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,691
Annual Return 2005		rr_AnnualReturn2005	22.51%
Annual Return 2006		rr_AnnualReturn2006	30.81%
Annual Return 2007		rr_AnnualReturn2007	3.76%
Annual Return 2008		rr_AnnualReturn2008	(45.96%)
Annual Return 2009		rr_AnnualReturn2009	22.40%
Annual Return 2010		rr_AnnualReturn2010	10.50%
Annual Return 2011		rr_AnnualReturn2011	(13.88%)
Annual Return 2012		rr_AnnualReturn2012	14.47%
Annual Return 2013		rr_AnnualReturn2013	13.50%
Annual Return 2014		rr_AnnualReturn2014	1.83%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.24%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.67%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.54%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | Institutional
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,002
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.83%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.31%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.20%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | Institutional | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.05%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	1.66%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	3.77%
AllianzGI International Managed Volatility Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.04%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	3.09%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.14%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	3.78%
AllianzGI International Managed Volatility Fund | P
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.68%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.62%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	3.21%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.10%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001
AllianzGI International Managed Volatility Fund | D
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,409
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.42%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	4.29%
Average Annual Returns, 10 Years		rr_AverageAnnualReturnYear10	2.89%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.87%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	May 07, 2001

[1]	The MSCI EAFE Minimum Volatility Index was incepted on November 30, 2001. Therefore, returns are not available for the period since the Fund's inception on May 7, 2001.
[2]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.